Accrued Liabilities and Other Payables	6 Months Ended
Jun. 30, 2026
Accrued Liabilities and Other Payables [Abstract]
Accrued Liabilities and Other Payables

8. Accrued Liabilities and Other Payables

Accrued liabilities and other payables mainly consisted of the following:

	As of June 30, 2026 (Unaudited)	As of December 31, 2025
Deposits	$1,585,437	$266,667
Accrued expenses	516,667	265,518
Salary payable	20,846	6,729
Others	87,348	79,030
Total	$2,210,298	$617,944

As of June 30, 2026, the investor deposit was refundable in cash and therefore represented a liability of the Company. Subsequent to June 30, 2026, the Company and the investor agreed to settle a portion of the outstanding balance through the issuance of common shares based on the applicable contractual terms. Accordingly, the subsequent share settlement does not affect the liability classification as of June 30, 2026.

As of June 30, 2026, accrued expenses primarily consisted of $516,667 accrued professional fees.

As of December 31, 2025, accrued expenses mainly included accrued professional fees of $265,518.